Derivative financial instruments (Tables)	9 Months Ended
Sep. 30, 2022
Derivative financial instruments
Schedule of contractual notional amount for the derivative instruments

	September 30,	December 31,
	2022	2021
	$’000	$’000

Derivative instruments
Non‑deliverable forwards (NDF) / Non‑deliverable swaps (NDS)	85,448	124,023
Embedded options within listed bonds	1,940,000	1,940,000
	2,025,448	2,064,023

Schedule of fair value of derivative instruments

	September 30,	December 31,
	2022	2021
	$’000	$’000

Derivative instruments
Non‑deliverable forwards (NDF) / Non‑deliverable swaps (NDS)	(1,971)	(3,771)
Embedded options within listed bonds	2,150	165,100
	179	161,329

Schedule of changes in fair value of derivative instruments

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2022	2021	2022	2021
	$’000	$’000	$’000	$’000

Derivative instruments
Non‑deliverable forwards (NDF) / Non‑deliverable swaps (NDS)	1,263	(1,317)	(2,111)	(7,517)
Embedded options within listed bonds	(620)	4,945	(162,950)	(2,203)
Embedded options within revenue contracts	—	2,160	—	4,586
	643	5,788	(165,061)	(5,134)